Intangible Assets, Net (Details Narrative) (Hong Kong Wetouch Electronics Technology Limited) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Hong Kong Wetouch Electronics Technology Limited [Member]
Amortization expense	$ 58,671	$ 61,326